RELATED PARTY TRANSACTIONS AND BALANCES (Amounts Due to Related Parties) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Amounts due to related parties	$ 70,582,470	$ 57,609,521
Trade related balances [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	56,319,984	56,970,793
Non-trade related balance [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	$ 14,262,486	$ 638,728